Write-Downs of Long-Lived Assets - Long-Lived Assets and Liabilities Associated With Those Assets Classified as Held for Sale (Detail) - Discontinued Operations, Held-for-sale - Real estate properties and transportation equipment - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Long Lived Assets Held-for-sale [Line Items]
Investment in operating leases	¥ 43,775	¥ 13,104
Property under facility operations	8,405	10
Office facilities	82	55
Other assets	6,005	0
Other liabilities	¥ 68	¥ 0